Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,123,978	¥ 7,824,904	¥ 4,951,171
Vehicle sales
Disaggregation of Revenue [Line Items]
Total revenues	1,058,220	7,367,113	4,852,470
Other sales
Disaggregation of Revenue [Line Items]
Total revenues	$ 65,758	457,791	98,701
Charging pile
Disaggregation of Revenue [Line Items]
Total revenues		127,632	82,184
Packages
Disaggregation of Revenue [Line Items]
Total revenues		111,448	10,220
Other revenue
Disaggregation of Revenue [Line Items]
Total revenues		¥ 218,711	¥ 6,297